INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)
IfrsStatementLineItems [Line Items]
At December 31	$ 3,176	¥ 20,189
Amortization charge	(80)	(510)		¥ (565)	¥ (534)
Net carrying amount						¥ 799
Net carrying amount	3,176
Patent [Member]
IfrsStatementLineItems [Line Items]
At January 1 | $			$ 61
At December 31		385
Net carrying amount				490		605
Net carrying amount
Service concession rights [member]
IfrsStatementLineItems [Line Items]
At December 31	3,099	19,700
Net carrying amount
Net carrying amount	3,099
Software [Member]
IfrsStatementLineItems [Line Items]
At December 31	16	104
Net carrying amount						194
Net carrying amount	$ 16
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At January 1		23,152		23,152
Additions
At December 31		43,582		23,152	23,152
Amortization charge		(884)		(156)
Transfer in		20,430
Net carrying amount				23,152		23,152
Gross carrying amount [member] | Patent [Member]
IfrsStatementLineItems [Line Items]
At January 1		22,878		22,878
At December 31		22,878		22,878	22,878
Transfer in
Net carrying amount				22,878		22,878
Gross carrying amount [member] | Service concession rights [member]
IfrsStatementLineItems [Line Items]
At January 1
Additions
At December 31		20,430
Amortization charge		(105)		(115)
AdjustmentsForDepreciationAndAmortisationExpense		(730)
Transfer in		20,430
Net carrying amount
Gross carrying amount [member] | Software [Member]
IfrsStatementLineItems [Line Items]
At January 1		274		274
Additions
At December 31		274		274	274
Amortization charge		(49)		(41)
Transfer in
Net carrying amount				274		274
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
At January 1		(22,509)		(22,353)
At December 31		(23,393)		(22,509)	(22,353)
Amortization charge		510		565
Net carrying amount				643
Net carrying amount				(22,509)		(22,353)
Accumulated depreciation, amortisation and impairment [member] | Patent [Member]
IfrsStatementLineItems [Line Items]
At January 1		(22,388)		(22,273)
At December 31		(22,493)		(22,388)	(22,273)
Net carrying amount				(22,388)		(22,273)
Accumulated depreciation, amortisation and impairment [member] | Service concession rights [member]
IfrsStatementLineItems [Line Items]
At January 1
At December 31		(730)
Net carrying amount
Accumulated depreciation, amortisation and impairment [member] | Software [Member]
IfrsStatementLineItems [Line Items]
At January 1		(121)		(80)
At December 31		¥ (170)		(121)	¥ (80)
Net carrying amount				153
Net carrying amount				¥ (121)		¥ (80)